Shareholder Report, Holdings (Details) - Leatherback Long/Short Alternative Yield ETF	Feb. 28, 2026
Hecla Mining Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Alamos Gold, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Vail Resorts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Keurig Dr Pepper, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Altria Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Amrize Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Avista Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PG&E Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Essential Utilities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Percent of Total Short Exposure	4.10%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Oil & Gas Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Industrial Products Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Industrial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Consumer Discretionary Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Percent of Total Short Exposure	26.30%
Consumer Finance Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Consumer Discretionary Products Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Percent of Total Short Exposure	4.20%
Retail & Wholesale - Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Percent of Total Short Exposure	4.00%
Insurance Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Percent of Total Short Exposure	5.00%
Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	23.10%
Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	14.30%
Retail & Wholesale - Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	14.10%
Media Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	4.90%